COMBINED CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Revenues:
Rental income, net	$ 80,595	$ 72,421	$ 237,100	$ 221,849
Income from investments in direct financing lease and loans	955	856	2,680	2,542
Real estate services fee income	763	0	763	0
Interest and other income	4	1	67	2
Total revenues	82,317	73,278	240,610	224,393
Expenses:
Interest	4,090	0	4,075	0
Depreciation and amortization	31,502	27,880	97,336	77,492
General, administrative and professional fees	9,216	5,712	21,499	18,314
Merger-related expenses and deal costs	991	561	4,746	964
Other	158	5,815	1,278	7,251
Total expenses	45,957	39,968	128,934	104,021
Income before income taxes, real estate dispositions and noncontrolling interests	36,360	33,310	111,676	120,372
Income tax expense	(1,024)	0	(1,024)	0
Gain (loss) on real estate dispositions	856	(61)	856	(61)
Net income	36,192	33,249	111,508	120,311
Net income attributable to noncontrolling interests	26	47	138	137
Net income attributable to CCP	$ 36,166	$ 33,202	$ 111,370	$ 120,174
Basic:
Net income attributable to CCP (in dollars per share)	$ 0.43	$ 0.40	$ 1.33	$ 1.44
Diluted:
Net income attributable to CCP (in dollars per share)	$ 0.43	$ 0.40	$ 1.33	$ 1.44
Weighted average shares used in computing earnings per common share:
Basic (in shares)	83,488	83,488	83,488	83,488
Diluted (in shares)	83,558	83,488	83,558	83,488
Dividends declared per common share (in dollars per share)	$ 0.57	$ 0.00	$ 0.57	$ 0.00